General and Administration Expenses (Details) - Schedule of General and Administration Expenses	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Schedule of General and Administration Expenses [Line Items]
General and administration expenses	$ 4,032,454	$ 2,758,199	$ 2,690,920	$ 1,430,862
Salaries and benefits [Member]
Schedule of General and Administration Expenses [Line Items]
General and administration expenses	1,229,925	841,269	1,140,392	678,814
Share based payment [Member]
Schedule of General and Administration Expenses [Line Items]
General and administration expenses	437,902	299,525	158,887	54,033
Professional fees [Member]
Schedule of General and Administration Expenses [Line Items]
General and administration expenses	1,073,651	734,377	576,254	547,849
Insurance [Member]
Schedule of General and Administration Expenses [Line Items]
General and administration expenses	435,713	298,028	297,855	24,894
Travel expenses [Member]
Schedule of General and Administration Expenses [Line Items]
General and administration expenses	86,314	59,039	6,675	231
Depreciation [Member]
Schedule of General and Administration Expenses [Line Items]
General and administration expenses	62,012	42,416	53,815	33,623
Occupancy and office expenses [Member]
Schedule of General and Administration Expenses [Line Items]
General and administration expenses	237,757	162,626	48,648	20,112
Other [Member]
Schedule of General and Administration Expenses [Line Items]
General and administration expenses	$ 469,180	$ 320,919	$ 408,394	$ 71,306